Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

10. FAIR VALUE MEASUREMENTS

The following table summarizes the Company's financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 as of September 30, 2012 and 2011, respectively:

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,065,243	$-	$1,065,243	$-
Interest rate swaps	2,916,718	-	2,916,718	-

Total	$3,981,961	$-	$3,981,961	$-

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
	Fair Value	Level 1	Level 2	Level 3

Liabilities:
Natural gas purchases	$1,000,121	$-	$1,000,121	$-
Interest rate swaps	3,312,176	-	3,312,176	-

Total	$4,312,297	$-	$4,312,297	$-

Under the asset management contract, a timing difference can exist between the payment for natural gas purchases and the actual receipt of such purchases. Payments are made based on a predetermined monthly volume with the price based on the weighted average first of the month index prices corresponding to the month of the scheduled payment. At September 30, 2012 and 2011, the Company had recorded in accounts payable the estimated fair value of the liability determined on the corresponding first of month index prices for which the liability was expected to be settled.

The fair value of the interest rate swaps, included in the line item "Fair value of marked-to-market transactions", is determined by using the counterparty's proprietary models and certain assumptions regarding past, present and future market conditions.

The Company's nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis consist of its asset retirement obligations. The asset retirement obligations are measured at fair value at initial recognition based on expected future cash flows to settle the obligation.

The carrying value of cash and cash equivalents, accounts receivable, accounts payable (with the exception of the timing difference under the asset management contract), customer credit balances and customer deposits is a reasonable estimate of fair value due to the short-term nature of these financial instruments. The following table summarizes the fair value of the Company's financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2012 and 2011.

		Fair Value Measurements - September 30, 2012

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,142,770	$-	$-	$1,152,896

Total	$1,142,770	$-	$-	$1,152,896

Liabilities:
Note payable	$15,000,000	$-	$-	$14,976,818
Long-term debt	13,000,000	-	-	14,310,450

Total	$28,000,000	$-	$-	$29,287,268

		Fair Value Measurements - September 30, 2011

			Significant Other	Significant
		QuotedPrices in	Observable	Unobservable
	Carrying	Active Markets	Inputs	Inputs
	Amount	Level 1	Level 2	Level 3

Assets:
Notes Receivable	$1,420,540	$-	$-	$1,403,286

Total	$1,420,540	$-	$-	$1,403,286

Liabilities:
Note payable	$-	$-	$-	$-
Long-term debt	28,000,000	-	-	29,539,742

Total	$28,000,000	$-	$-	$29,539,742

Notes receivable are composed of $1,142,770 in current assets at September 30, 2012 and $277,770 in current assets and $1,142,770 in other assets at September 30, 2011. Long-term debt at September 30, 2011 includes current maturities of long-term debt of $15,000,000.

The fair value of the notes receivable are estimated by discounting future cash flows based on a range of rates for similar investments adjusted for management's expectation of credit and other risks. The fair value of the note payable is estimated by using the interest rate under the Company's line-of-credit agreement which renewed at the same time as the term note. Both the line-of-credit and term note have a term of one year. The fair value of long-term debt is estimated by discounting the future cash flows of the fixed rate debt at rates extrapolated based on current market conditions. The variable rate long-term debt and note payable have interest rate swaps that effectively convert such debt to a fixed rate. The values of the swap agreements are included in the first table above.

FASB ASC 825 – Financial Instruments requires disclosures regarding concentrations of credit risk from financial instruments. Cash equivalents are investments in high-grade, short-term securities (original maturity less than three months), placed with financially sound institutions. Accounts receivable are from a diverse group of customers including individuals and small and large companies in various industries. At September 30, 2012 and 2011, no single customer accounted for more than 5% of the total accounts receivable balance. The Company maintains certain credit standards with its customers and requires a customer deposit if such evaluation warrants.